BUSINESS ACQUISITIONS - Fair Value of Net Identifiable Assets Acquired (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jul. 30, 2021	Feb. 11, 2020
Nuevopak Global Limited
Current assets
Cash		$ 742
Trade receivables		1,167
Inventories		5,305
Other current assets		996
Property, plant and equipment		1,657
Intangible assets		21,651
Deferred tax assets		11
Identifiable assets acquired		31,529
Current liabilities
Accounts payable and accrued liabilities		3,519
Borrowings and lease liabilities, current		155
Borrowings and lease liabilities, non-current		95
Deferred tax liabilities		3,754
Provisions, non-current		88
Identifiable liabilities recognised		7,611
Fair value of net identifiable assets acquired		23,918
Gross contractual amounts receivable for acquired receivables		$ 1,200
Nortech Packaging Acquisition
Current assets
Cash			$ 484
Trade receivables			2,749
Inventories			5,123
Other current assets			199
Property, plant and equipment			921
Intangible assets			21,519
Identifiable assets acquired			30,995
Current liabilities
Accounts payable and accrued liabilities			9,493
Borrowings and lease liabilities, current			143
Borrowings and lease liabilities, non-current			5
Identifiable liabilities recognised			9,641
Fair value of net identifiable assets acquired			21,354
Gross contractual amounts receivable for acquired receivables			$ 3,200
Proceeds from collection of acquired receivables	$ 2,900
Trade receivables expected to remain uncollected	$ 300